CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Total	Common shares and additional paid-in capital	Accumulated deficit	Accumulated other comprehensive loss
Balance at Dec. 31, 2015	$ 65,991	$ 308,745	$ (220,419)	$ (22,335)
Balance (in shares) at Dec. 31, 2015		11,052
Stock-based compensation	9	$ 9
Net income (loss)	(6,066)		(6,066)
Other comprehensive income (loss)	(276)			(276)
Balance at Dec. 31, 2016	59,658	$ 308,754	(226,485)	(22,611)
Balance (in shares) at Dec. 31, 2016		11,052
Stock-based compensation	(7)	$ (7)
Net income (loss)	1,086		1,086
Other comprehensive income (loss)	628			628
Balance at Dec. 31, 2017	$ 61,365	$ 308,747	(225,399)	(21,983)
Balance (in shares) at Dec. 31, 2017	11,052	11,052
Cumulative effect of initially applying new accounting standards (Note 1)	$ 346		346
Stock-based compensation	3	$ 3
Net income (loss)	(3,193)		(3,193)
Other comprehensive income (loss)	(349)			(349)
Balance at Dec. 31, 2018	$ 58,172	$ 308,750	$ (228,246)	$ (22,332)
Balance (in shares) at Dec. 31, 2018	11,052	11,052